UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23404 ------------------

North Capital Funds Trust ------------------ (Exact name of Registrant as specified in charter)

623 E Fort Union Blvd Suite 101 Salt Lake City, UT 84047 -------------------- (Address of principal executive offices) (Zip code)

North Capital Funds Trust 623 E Fort Union Blvd Suite 101 Salt Lake City, UT 84047 ------------------ (Name and address of agent for service) (888) 625-7768 --------------

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: January 31, 2020

Item 1. Schedule of Investments.

North Capital Emerging Technology Fund
SCHEDULE OF INVESTMENTS
January 31, 2020 (Unaudited)

COMMON STOCKS - 97.3%	Number of Shares	Value
Communication Services - 13.4%
Alphabet, Inc. ^	2	$2,866
Baidu, Inc. ^	28	3,460
Facebook, Inc. ^	15	3,029
Tencent Holdings Ltd.	33	1,581
Twitter, Inc. ^	25	812
Total Communication Services		11,748

Consumer Discretionary - 9.5%
Alibaba Group Holding Ltd. ^	17	3,512
Amazon.com, Inc. ^	2	4,017
Aptiv Plc	9	763
Total Consumer Discretionary		8,292

Financials - 9.2%
JPMorgan Chase & Co.	20	2,647
Mitsubishi UFJ Financial Group, Inc. ^	183	941
Signature Bank/New York NY	15	2,128
TriState Capital Holdings, Inc. ^	104	2,391
Total Financials		8,107

Healthcare - 8.6%
Anthem, Inc.	8	2,122
BioTelemetry, Inc. ^	43	2,104
Intuitive Surgical, Inc. ^	5	2,799
Simulations Plus, Inc.	15	489
Total Healthcare		7,514

Industrials - 2.4%
Allied Motion Technologies, Inc.	46	2,109

Information Technology - 54.2%
Adobe, Inc. ^	4	1,405
Apple, Inc.	12	3,714
Applied Materials, Inc.	32	1,856
CACI International, Inc. ^	5	1,337
Cisco Systems, Inc.	30	1,379
Descartes Systems Group Inc/The ^	55	2,464
Fortinet, Inc. ^	23	2,653
Intel Corp.	47	3,005
International Business Machines Corp.	17	2,443
Lam Research Corp.	12	3,578
Microchip Technology, Inc.	22	2,145
Microsoft Corp.	22	3,745
NXP Semiconductors NV	23	2,918
Palo Alto Networks, Inc. ^	13	3,052
PayPal Holdings, Inc. ^	9	1,025
salesforce.com, Inc. ^	19	3,464
Skyworks Solutions, Inc.	12	1,358
Splunk, Inc. ^	20	3,105
Square, Inc. ^	37	2,763
Total Information Technology		47,409

Total Common Stocks		85,179
(Cost $71,962)

SHORT-TERM INVESTMENTS - 18.2%
Money Market Fund - 18.2%
First American Government Obligations Fund, Class X, 1.488% ʘ	15,905	15,905
Total Short-Term investments		15,905
(Cost $15,905)
Total Investments - 115.5%		101,084
(Cost $87,867)
Other assets and liabilities - (15.5%)		(13,572)
TOTAL NET ASSETS - 100.0%		$87,512

^	Non-income producing security.
ʘ	Rate shown is the annualized seven-day yield as of January 31, 2020.

Summary of Fair Value Exposure

United States generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3 - Significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments).

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

As of January 31, 2020, the fund's investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Information Technology	$47,409	$-	$-	$47,409
Communication Services	11,748	-	-	11,748
Consumer Discretionary	8,292	-	-	8,292
Financials	8,107	-	-	8,107
Healthcare	7,514	-	-	7,514
Industrials	2,109	-	-	2,109
Money Market Fund	15,905	-	-	15,905
Total Investments	$101,084	$-	$-	$101,084

During the period August 9, 2019 through January 31, 2020, there were no transfers between fair value levels, and the fund's portfolio did not hold any securities deemed to be Level 3.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) North Capital Funds Trust

     By (Signature and Title) /s/ James P. Dowd
 James P. Dowd, President of Trust

     Date   2/22/20

     By (Signature and Title) /s/ Christopher J. Kellett
 Christopher J. Kellett, Treasurer

     Date   2/24/20

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

 By (Signature and Title) /s/ James P. Dowd
                                            James P. Dowd, President of Trust

     Date  2/22/20

      By (Signature and Title) /s/ Christopher J. Kellett
  Christopher J. Kellett, Treasurer

      Date   2/24/20